Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Pinnacle Sherman Breakaway Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PINNACLE SHERMAN BREAKAWAY STRATEGY FUND (formerly the Pinnacle TrendRating Innovative Equity Fund)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PINNACLE SHERMAN BREAKAWAY STRATEGY FUND

(formerly the Pinnacle TrendRating Innovative Equity Fund)

Class A Shares (APTRX) Class C Shares (CPTRX) Class I Shares (IPTRX)

a series of Northern Lights Fund Trust III

Supplement dated April 13, 2022

to the Prospectus dated February 1, 2022

The fourth paragraph under the heading “Principal Investment Strategies” on page 2 of the Prospectus is replaced in its entirety with the following:

If equities are trending downward based on market indicators, the Fund’s assets are primarily invested in cash and/or cash alternatives, except during periods where equity funds have, over the history of the S&P 500, shown a high probability of profit when invested in domestic equities (including through ETFs) based on the closing price of the S&P 500. These periods of high probability of profit are typically at the beginning and end of calendar months and shortly before holidays.

The last sentence of the fifth paragraph under the heading “Principal Investment Strategies” on page 5 is replaced with the following:

The Fund is invested in cash and/or cash alternatives when directed by the models except during periods that have historically shown a high probability of profit when invested in domestic equities (including through ETFs) based on the closing price of the S&P 500 over the history of the S&P 500, which are typically at the beginning and end of calendar months and shortly before holidays.

The following disclosure is added to the Fund’s Principal Investment Risks on page 2 and 5 of the Prospectus:

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

This Supplement, and the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2022, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-985-9830.

Please retain this Supplement for future reference.